ACCRUED AND OTHER SHORT-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED AND OTHER SHORT-TERM LIABILITIES
Accrued advertising and promotion expenses	$ 35,536	$ 51,344
Contract deposits from customers	24,254	31,399
Accrued professional fees	18,708	19,235
Payable to a third-party investor in the Consolidated Trust	9,466	8,601
Accrued bandwidth costs	5,112	7,532
Contingent litigation liabilities	4,050	6,476
Lease liabilities	4,891	4,877
Payable to Web game and mobile game developers	2,932	2,209
Deferred ADS deposit income	2,462	3,697
Payable for government project	1,845	1,736
Accrued content and license fees	1,342	2,103
Early exercise of Sogou share options with trust arrangements	901	2,702
Accrual for fixed assets purchases	247	274
Others	6,696	8,090
Total	$ 118,442	$ 150,275